Leases (Tables) - Boost Run Holdings LLC [Member]	4 Months Ended
Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Schedule of Lease Costs

The components of lease cost were as follows:

Lease cost:	Financial statement line item	December 31, 2025	December 31, 2024
Operating lease cost:
Operating lease expense - data centers	Colocation lease cost	$3,609	$326
Operating lease expense - office and equipment	Colocation lease cost	215	197
Finance lease cost:
Amortization of right-of-use assets	Depreciation and amortization	7,960	475
Finance lease interest expense - office and equipment	Interest expense	1,746	206

Short-term lease cost	Colocation lease cost	242	1,117
Variable lease cost	Colocation lease cost	1,178	154
Total lease cost		$14,950	$2,475

Schedule of Weighted Average Remaining Lease Term and Discount Rate

Information relating to the weighted average remaining lease term and discount rate is as follows:

	December 31, 2025	December 31, 2024
Weighted Average Remaining Lease Term (Years)
Operating leases	2.1	2.6
Finance leases	1.8	2.3
Weighted Average Discount Rate
Operating leases	6.54%	7.47%
Finance leases	6.62%	11.93%

Schedule of Cash Flow Information Related to Leases

Supplemental disclosure of cash flow information related to leases is as follows:

	December 31, 2025	December 31, 2024
Lease Payments
Operating cash flows for operating leases	$3,169	$481
Operating cash flows for finance leases	$1,647	$188
Financing cash flows for finance leases	$11,536	$405

Schedule of Future Minimum Lease Payments

The following table presents the maturity of the Company’s operating and finance lease liabilities as of December 31, 2025:

	Operating Leases	Finance Leases
2026	$4,838	$14,268
2027	4,295	18,323
2028	850	-
2029	-	-
2030	-	-
Thereafter	-	-
Total lease payments	9,983	32,591
Less: imputed interest	(624)	(2,206)
Present value of lease liabilities	$9,359	$30,385